Other disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Other Disclosures
Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2026 and 31 December 2025, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2026				31-12-2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets held for trading	120,390	158,735	7,816	286,941	106,529	139,293	6,496	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	2,647	2,413	2,998	8,058	2,407	2,465	2,889	7,761
Financial assets designated at fair value through profit and loss	2,857	4,976	51	7,884	2,860	5,152	34	8,046
Financial assets at fair value through other comprehensive income	53,995	11,384	9,992	75,371	52,589	12,962	9,061	74,612
Hedging derivatives (assets)	—	5,006	—	5,006	—	3,924	7	3,931
Financial liabilities held for trading	34,617	157,680	1,120	193,417	37,192	133,490	864	171,546
Financial liabilities designated at fair value through profit or loss	—	43,279	128	43,407	—	42,148	—	42,148
Hedging derivatives (liabilities)	—	4,490	4	4,494	—	4,229	19	4,248
Liabilities under insurance contracts	—	19,103	244	19,347	—	18,510	227	18,737

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2026 and 31 December 2025:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2026 (*)		Fair values calculated using internal models at 31-12-2025 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	182,514	20,857	163,796	18,487
Financial assets held for trading	158,735	7,816	139,293	6,496
Loans and receivables (**)	84,231	6,529	67,992	5,185	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	17,133	311	14,456	340	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	16	—	14	—	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends
Derivatives	57,355	976	56,831	971
Swaps	42,279	546	39,716	551	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Exchange rate options	1,160	31	1,332	39	Black-Scholes model	Exchange rate, Volatilities, Correlations, Liquidity
Interest rate options	1,824	1	1,490	39	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Index and securities options	552	214	439	120	Black-Scholes model	Equity prices, Volatilities, Dividends
Interest rate futures	774	3	177	—	Present value method	Interest rate
Other	10,766	181	13,677	222	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Hedging derivatives	5,006	—	3,924	7
Swaps	4,736	—	3,690	7	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Interest rate options	102	—	91	—	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Other	168	—	143	—	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Non-trading financial assets mandatorily at fair value through profit or loss	2,413	2,998	2,465	2,889
Loans and receivables	1,368	165	1,512	171	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	17	230	54	175	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	1,028	2,603	899	2,543	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends
Financial assets designated at fair value through profit or loss	4,976	51	5,152	34
Loans and receivables	4,963	27	5,138	14	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	13	24	14	20	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Financial assets at fair value through other comprehensive income	11,384	9,992	12,962	9,061
Loans and receivables (***)	4,085	8,714	6,124	7,902	Present value method	Interest rates, Exchange rates, Credit spreads
Debt instruments	7,296	1,005	6,819	887	Present value method. Prices observed in inactive markets or for similar assets	Interest rates, Exchange rates, Credit spreads
Equity instruments	3	273	19	272	Net present value. Prices observed in inactive markets or for similar assets	Market prices, Interest rates, Exchange rates, Dividends

LIABILITIES	224,499	1,496	198,377	1,110
Financial liabilities held for trading	157,680	1,120	133,490	864
Deposits	98,944	198	75,563	—	Present value method	Interest rates, Exchange rates, Credit spreads
Derivatives	49,841	922	50,248	864
Swaps	35,089	431	33,597	418	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Exchange rate options	828	17	903	34	Black-Scholes model	Exchange rate, Volatilities, Correlations, Liquidity
Interest rate options	1,853	84	1,951	95	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Index and securities options	2,352	188	1,094	151	Black-Scholes model	Equity prices, Volatilities, Dividends
Interest rate and equity futures	520	3	121	—	Present value method	Interest rates, Equity prices, Dividends
Other	9,199	199	12,582	166	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Short positions	8,895	—	7,679	—
Hedging derivatives	4,490	4	4,229	19
Swaps	3,861	4	4,191	19	Cash flow discounting	Interest rates, Credit spreads, Basis, Liquidity
Interest rate options	—	—	—	—	Black-Scholes, SABR and LGM models	Interest rate, Volatilities, Correlations, Liquidity
Other	629	—	38	—	Present value method, advanced stochastic volatility models. Multifactor models	Interest rate, Exchange rates, Credit spreads, Volatilities, Correlations, Liquidity, Prepayment rates, Recovery rates
Financial liabilities designated at fair value through profit or loss (****)	43,279	128	42,148	—	Present value method	Interest rates, Credit spreads, Prepayment rates
Liabilities under insurance contracts	19,103	244	18,510	227	Actuarial models and present value method	Interest rates, Mortality rates
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models use significant inputs that are not observable in market data.
(**)     Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
(***) Includes mainly syndicated loans under the HTC&S business model.
(****) Includes mainly short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
The table below shows the effect, at 30 June 2026 and 31 December 2025, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(11.70)	11.70
Repos/Reverse repos	Present value method	Interest rate curve	(4.90)bps - 68.90bps	0.00bps	(7.97)	0.57
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10.00%	5.10%	(2.06)	2.11
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(9.97)	9.90
Others	Discounted Cash Flows	Credit spread	10% - 90%	40.70%	(0.88)	0.55
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.50)bps - 6.50bps	2.60bps	(0.03)	0.06
EQ Options	EQ option pricing model	Volatility	0% - 70%	35.50%	(0.70)	0.72
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(35.74)	35.74
Fx Options	Fx option pricing model	Volatility	0% - 40%	19.80%	(0.39)	0.38
FX Forward	Forward estimation	Swap Rate	0% - 15%	7.60%	(0.12)	0.12
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.18)	0.17
IR Options	IR option pricing model	Volatility	0% - 30%	14.80%	(0.18)	0.18
IR Options	INF option pricing model	Volatility	0% - 30%	14.90%	(0.60)	0.59
IRS	Others	Others	5% - n.a.	n.a.	(4.88)	3.08
Other IR derivatives	Discounted Cash Flows	Price	n.a. - n.a.	n.a.	(0.97)	0.97
IRS	Discounted Cash Flows	Credit spread	9.10bps - 69.70bps	32.40bps	(2.29)	1.44
IRS	Discounted Cash Flows	Inflation Swap Rate	1.0% - 99.0%	35.30%	(2.19)	1.18
Others	Forward estimation	Price	60bps - 300bps	179.80bps	(3.37)	3.35
Others	Discounted Cash Flows	Commodity curve	10.0% - 90.0%	10.00%	0.00	0.00
Property derivatives	Option pricing model	Growth rate	(5.0)% - 5.0%	0.00%	(2.32)	2.32
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10.0% - 90.0%	54.00%	(11.78)	14.40

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.12)	0.12
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4%	(3.87)	3.79
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(260.30)	260.30
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a. - n.a.	n.a.	(25.34)	9.26
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 7.1%	5.80%	0.00	0.00
Loans	Discounted Cash Flows	Margin of a reference portfolio	2.8% - 6.5%	4.70%	(0.59)	0.59
Loans	Present value method	Credit spread	185.7bps - 119.3bps	185.70bps	(0.02)	0.00
Loans	Market price	Market price	(0.5)% - 0.5%	0.00%	(8.94)	8.94
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	3.2% - 8.3%	5.70%	0.00	0.00
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(27.26)	27.26

30-06-2026
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	46.30%	(0.17)	0.14
FX Options	Volatility option model	Volatility	10% - 90%	41.90%	(0.71)	0.47
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%	46%	(0.02)	0.02
IRS	Discounted Cash Flows	Credit Spread	20bps - 37bps	26.20bps	(1.11)	0.63

31-12-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(10.50)	10.50
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.10%	(2.24)	2.29
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(9.21)	9.24
Others	Discounted Cash Flows	Credit spread	10% - 90%	35.50%	(1.32)	0.62
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.50)bps - 6.50bps	1.00bps	(0.38)	0.52
CCS	Discounted Cash Flows	Credit spread	146.3% - 148.3%	147.30%	(0.01)	0.01
EQ Options	EQ option pricing model	Volatility	0% - 70%	40.50%	(0.17)	0.24
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(18.86)	18.86
Fx Options	Fx option pricing model	Volatility	0% - 40%	19.80%	(0.50)	0.49
FX Forward	Forward estimation	Swap Rate	0% - 15%	8.10%	(0.01)	0.02
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.18)	0.17
IR Options	IR option pricing model	Volatility	0% - 30%	14.80%	(0.19)	0.19
IR Options	INF option pricing model	Volatility	0% - 30%	14.90%	(0.63)	0.63
IRS	Others	Others	5% - n.a.	n.a.	(11.24)	8.23
IRS	Discounted Cash Flows	Credit spread	19.6% - 127.5%	50.50%	(2.10)	0.84
IRS	Discounted Cash Flows	Inflation Swap Rate	1.0% - 99.0%	99.00%	—	1.41
Others	Forward estimation	Price	60bps - 300bps	179.8bps	(3.48)	3.47
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(2.64)	2.64
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	50.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%	1.60%	(0.12)	0.12
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.23)	0.23

31-12-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4.10%	—	—
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.11)	0.11
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(254.29)	254.29
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(2.33)	2.33
Loans	Discounted Cash Flows	Interest rate curve	6.1% - 7.2%	6.6%	—	0.00
Loans	Discounted Cash Flows	Margin of a reference portfolio	3.3% - 6.5%	5%	(0.25)	0.25
Loans	Present value method	Credit spread	121.9bps - 174.7 bps	121.9bps	(1.60)	—
Loans	Market price	Market price	(0.3)% - 0.1%	(0.30)%	(2.70)	0.54
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	3.4% - 5.5%	4.50%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(27.16)	27.16
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	43.80%	(0.09)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	42.30%	(0.33)	0.22
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	50.40%	(1.38)	1.40
IRS	Discounted Cash Flows	Credit spread	8.4bps - 19.2bps	10.70bps	(2.42)	0.66
1. For each instrument, the valuation technique is shown, the unobservable inputs described in the "Main unobservable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
2. The breakdown of impacts is shown by type of instrument and unobservable inputs.
3. The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
4. Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2026 and 2025 were as follows:

	01-01-2026	Changes						30-06-2026
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Issuances	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	6,496	4,962	(3,714)	190	—	(148)	30	7,816
Central Banks	441	609	—	10	—	—	—	1,060
Credit institutions	152	301	(138)	(4)	—	—	—	311
Customers	4,592	3,900	(3,318)	25	—	(41)	—	5,158
Debt instruments	340	130	(174)	(1)	—	12	4	311
Trading derivatives	971	22	(84)	160	—	(119)	26	976
Swaps	551	22	(43)	86	—	(72)	2	546
Exchange rate options	39	—	—	3	—	(14)	3	31
Interest rate options	39	—	(38)	—	—	—	—	1
Index and securities options	120	—	(2)	65	—	29	2	214
Securities and interest rate futures	—	—	—	3	—	—	—	3
Other	222	—	(1)	3	—	(62)	19	181
Hedging derivatives (Assets)	7	—	—	(3)	—	(9)	5	—
Swaps	7	—	—	(3)	—	(9)	5	—
Financial assets designated at fair value through profit or loss	34	15	(10)	10	—	—	2	51
Loans and advances to customers	14	3	—	10	—	—	—	27
Debt instruments	20	12	(10)	—	—	—	2	24
Non-trading financial assets mandatorily at fair value through profit or loss	2,889	151	(165)	15	—	58	50	2,998
Loans and advances to customers	171	2	—	(47)	—	27	12	165
Debt instruments	175	43	(6)	(5)	—	1	22	230
Equity instruments	2,543	106	(159)	67	—	30	16	2,603
Financial assets at fair value through other comprehensive income	9,061	6,259	(5,358)	—	(96)	64	62	9,992
Loans and advances to customers	7,902	6,108	(5,193)	—	(114)	4	7	8,714
Debt instruments	887	145	(161)	—	17	60	57	1,005
Equity instruments	272	6	(4)	—	1	—	(2)	273
TOTAL ASSETS	18,487	11,387	(9,247)	212	(96)	(35)	149	20,857
Financial liabilities held for trading	864	234	(29)	239	—	(213)	25	1,120
Credit institutions	—	198	—	—	—	—	—	198
Customers	—	—	—	—	—	—	—	—
Trading derivatives	864	36	(29)	239	—	(213)	25	922
Swaps	418	36	(19)	82	—	(96)	10	431
Exchange rate options	34	—	—	(9)	—	(10)	2	17
Interest rate options	95	—	(3)	(1)	—	(7)	—	84
Index and securities options	151	—	(2)	79	—	(40)	—	188
Securities and interest rate futures	—	—	—	3	—	—	—	3
Others	166	—	(5)	85	—	(60)	13	199
Hedging derivatives (Liabilities)	19	—	—	—	—	(15)	—	4
Swaps	19	—	—	—	—	(15)	—	4
Interest rate options	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	—	130	—	(1)	—	(1)	—	128
Liabilities under insurance contracts	227	—	—	(4)	—	—	21	244
TOTAL LIABILITIES	1,110	364	(29)	234	—	(229)	46	1,496

	01-01-2025	Changes						30-06-2025
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Issuances	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	3,930	4,092	(2,697)	64	—	129	(41)	5,477
Central Bank	—	437	—	31	—	—	—	468
Credit institutions	769	44	(745)	1	—	—	—	69
Customers	1,801	3,484	(1,572)	33	—	99	(2)	3,843
Debt instruments	413	47	(112)	(16)	—	(77)	(43)	212
Equity instruments	—	—	—	—	—	—	—	—
Trading derivatives	947	80	(268)	15	—	107	4	885
Swaps	556	64	(94)	(29)	—	19	133	649
Exchange rate options	2	6	(1)	(29)	—	7	30	15
Interest rate options	30	—	(5)	4	—	21	(8)	42
Index and securities options	241	4	(115)	41	—	(8)	(107)	56
Interest rate futures	—	—	(20)	2	—	—	20	2
Other	118	6	(33)	26	—	68	(64)	121
Hedging derivatives (Assets)	20	3	(5)	7	—	—	(11)	14
Swaps	20	3	(5)	7	—	—	(11)	14
Financial assets designated at fair value through profit or loss	106	—	—	(11)	—	—	(50)	45
Loans and advances to customers	20	—	—	(3)	—	—	—	17
Debt instruments	86	—	—	(8)	—	—	(50)	28
Non-trading financial assets mandatorily at fair value through profit or loss	2,588	83	(436)	112	—	2	10	2,359
Loans and advances to customers	505	—	(395)	—	—	—	(28)	82
Debt instruments	242	1	(4)	16	—	2	(25)	232
Equity instruments	1,841	82	(37)	96	—	—	63	2,045
Financial assets at fair value through other comprehensive income	8,675	6,405	(4,918)	—	(98)	85	(1,063)	9,086
Loans and advances to customers	7,253	5,982	(4,703)	—	(72)	85	(1,016)	7,529
Debt instruments	1,047	423	(213)	—	(25)	—	39	1,271
Equity instruments	375	—	(2)	—	(1)	—	(86)	286
TOTAL ASSETS	15,319	10,583	(8,056)	172	(98)	216	(1,155)	16,981
Financial liabilities held for trading	934	285	(300)	315	—	(183)	(97)	954
Credit institutions	—	26	—	—	—	—	—	26
Customers	—	52	—	—	—	—	—	52
Trading derivatives	934	207	(300)	315	—	(183)	(97)	876
Swaps	479	32	(27)	37	—	9	(31)	499
Interest rate options	79	2	(1)	2	—	(18)	47	111
Index and securities options	294	135	(122)	(36)	—	(6)	(110)	155
Exchange rate options	—	5	(2)	(26)	—	14	24	15
Securities and interest rate futures	—	—	(19)	29	—	—	19	29
Others	82	33	(129)	309	—	(182)	(46)	67
Hedging derivatives (Liabilities)	12	—	—	20	—	(2)	—	30
Swaps	12	—	—	20	—	(2)	(1)	29
Interest rate options							1	1
Financial liabilities designated at fair value through profit or loss	160	—	(7)	—	—	(153)	—	—
Liabilities under insurance contracts	246	—	—	(15)	—	—	1	232
TOTAL LIABILITIES	1,352	285	(307)	320	—	(338)	(96)	1,216

Disclosure of quantitative data about entity's exposure to risk

	30-06-2026
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	11	5	5	3	2	—	3	5	—	5	3	2	—	3
Other financial institutions and: individual shareholder	1,212	100	464	121	71	14	51	716	23	320	77	47	6	48
Non financial institutions and individual shareholder	573,286	5,932	157,022	5,784	3,434	893	2,754	274,184	3,123	141,565	2,306	1,110	350	2,467
Of which: Financing for constructions and property development	194	3	559	816	733	1	69	136	2	195	174	95	1	50
Other warehouses	2,762,400	4,919	658,040	10,489	3,831	4,297	4,047	1,415,201	2,625	339,251	6,058	1,859	2,624	3,344
Total	3,336,909	10,956	815,531	16,397	7,338	5,204	6,855	1,690,106	5,771	481,141	8,444	3,018	2,980	5,862
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	31-12-2025
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	14	6	9	7	5	—	8	5	2	9	7	5	—	8
Other financial institutions and: individual shareholder	933	94	462	182	117	15	94	579	50	259	75	22	11	89
Non financial institutions and individual shareholder	489,192	5,095	42,700	5,596	3,271	923	2,713	296,008	2,901	26,767	2,585	1,166	420	2,420
Of which: Financing for constructions and property development	249	21	523	739	695	4	75	167	3	264	156	115	4	50
Other warehouses	3,000,071	4,556	515,253	9,699	3,752	3,777	3,665	1,620,343	2,401	296,470	5,313	1,730	2,232	2,991
Total	3,490,210	9,751	558,424	15,484	7,145	4,715	6,480	1,916,935	5,354	323,505	7,980	2,923	2,663	5,508
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,499	261	4,630	566	406	14	171	6,901	120	1,720	235	110	5	145
Home purchase loans granted to families in Spain on 30 June 2026 amounted to EUR 64,030 million (EUR 60,002 million at 31 December 2025). Of which mortgage collateral are 98.47%:

	EUR Million
	30-06-2026		31-12-2025
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	64,030	518	60,002	625
-Without mortgage collateral	981	26	215	7
- With mortgage collateral	63,049	492	59,787	618
At 30 June 2026 and 31 December 2025 the financing amount related to construction and real estate business in Spain amounted to EUR 3,157 million and EUR 2,967 million net of allowances, respectively.

	30-06-2026
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	3,172	98	15
Of which: watchlist/ impaired	17	—	8
Memorandum items: Written-off assets	232

	31-12-2025
EUR Million	Gross amount	Excess over collateral value	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,984	211	17
Of which: watchlist/ impaired	31	—	11
Memorandum items: Written-off assets	240

	30-06-2026	31-12-2025
EUR Million	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	249,522	240,609
Total consolidated assets (Total business) (book value)	1,954,465	1,867,515
Impairment losses and provision for exposure classified as normal (business in Spain)	1,037	1,086
The following table shows the breakdown at 30 June 2026 and 31 December 2025 of the foreclosed assets for the Spanish business:

	30-06-2026
EUR Million	Gross carrying amount	Accumulated impairment losses	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	3,705	2,047	1,520	1,658
Of which:
Completed Buildings	439	310	271	129
Residential	114	67	57	47
Other	325	243	214	82
Buildings under construction	161	62	48	99
Residential	—	—	—	—
Other	161	62	48	99
Land	3,105	1,675	1,201	1,430
Developed Land	663	366	215	297
Other land	2,442	1,309	986	1,133
Property assets from home purchase mortgage loans to households	322	171	118	151
Other foreclosed property assets	74	41	34	33
Total property assets	4,101	2,259	1,672	1,842

	31-12-2025
EUR Million	Gross carrying amount	Accumulated impairment losses	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	3,843	2,144	1,591	1,699
Of which:
Completed Buildings	481	324	282	157
Residential	129	71	60	58
Other	352	253	222	99
Buildings under construction	107	49	35	58
Residential	—	—	—	—
Other	107	49	35	58
Land	3,255	1,771	1,274	1,484
Developed Land	776	429	260	347
Other land	2,479	1,342	1,014	1,137
Property assets from home purchase mortgage loans to households	334	172	119	162
Other foreclosed property assets	81	44	36	37
Total property assets	4,258	2,360	1,746	1,898

Disclosure of nature and extent of risks arising from financial instruments
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2026 and 31 December 2025:

	30-06-2026				31-12-2025
	Gross Amount				Gross Amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	71,266	428	153	71,847	71,559	737	122	72,418
Debt instruments	58,974	—	—	58,974	58,290	20	—	58,310
Loans and advances	12,292	428	153	12,873	13,269	717	122	14,108
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	355	—	—	355	1,120	—	—	1,120
Customers	11,937	428	153	12,518	12,149	717	122	12,988
Financial assets at amortised cost	1,233,331	88,116	35,463	1,356,910	1,109,395	82,323	32,251	1,223,969
Debt instruments	163,464	1,573	1,498	166,535	138,219	1,460	842	140,521
Loans and advances	1,069,867	86,543	33,965	1,190,375	971,176	80,863	31,409	1,083,448
Central Banks	17,156	—	—	17,156	15,986	—	—	15,986
Credit institutions	69,984	33	—	70,017	61,517	—	—	61,517
Customers	982,727	86,510	33,965	1,103,202	893,673	80,863	31,409	1,005,945
Total	1,304,597	88,544	35,616	1,428,757	1,180,954	83,060	32,373	1,296,387

	30-06-2026
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,826	21,061	20,703	2,940	519	63,049
Of which: impaired	108	136	116	61	71	492

	31-12-2025
	Gross amount in books on the amount of the last appraisal (loan to value)
EUR Million	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,191	20,310	18,811	2,812	663	59,787
Of which: impaired	122	158	151	84	103	618
At the end 30 June 2026 and 31 December 2025 the concentration of this portfolio was as follows:

	30-06-2026	31-12-2025
EUR Million	Loans: Gross amount
1. Without mortgage collateral	15	14
2. With mortgage collateral	3,157	2,970
2.1 Completed buildings	1,092	976
2.1.1 Residential	982	658
2.1.2 Other	110	318
2.2 Buildings and other constructions under construction	2,053	1,981
2.2.1 Residential	1,953	1,913
2.2.2 Other	100	68
2.3 Land	12	13
2.3.1 Developed consolidated land	9	9
2.3.2 Other land	3	4
Total	3,172	2,984

Disclosure of capital ratio
Capital ratio

	30-06-2026	31-12-2025
Capital ratio
Level 1 ordinary eligible capital (million euros)	86,447	84,739
Level 1 additional eligible capital (million euros)	10,226	9,645
Level 2 eligible capital (million euros)	19,076	17,460
Risk-weighted assets (million euros)	616,803	629,430
Level 1 ordinary capital coefficient (CET 1)	14.02%	13.46%
Level 1 additional capital coefficient (AT1)	1.66%	1.53%
Level 1 capital coefficient (TIER1)	15.67%	15.00%
Level 2 capital coefficient (TIER 2)	3.09%	2.77%
Total capital coefficient	18.77%	17.77%

Disclosure of leverage capital	Leverage

	30-06-2026	31-12-2025
Leverage
Tier 1 capital (EUR million)	96,673	94,385
Exposure (EUR million)	2,010,681	1,924,349
Leverage ratio	4.81%	4.90%